Summary of Stock Option and Restricted Stock Units Activity (Detail) - The 2005 Plan and The 2015 Plan - Employee Stock Options And Restricted Stock Units [Member] - shares shares in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Available for grant at beginning date	9,580	10,433	12,625
Restricted stock units granted	(624)	(902)	(2,326)
Restricted stock units forfeited	51	49	134
Available for grant at ending balance	9,007	9,580	10,433